Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Item 402(x) of Regulation
S-K
requires Capital One to discuss our policies and practices on the timing of awards of options in relation to our disclosure of material non-public
information. Capital One does not seek to time equity grants to take advantage of material non-public
information and has never had a practice of doing so. Capital One does not currently grant stock options or similar awards. Accordingly, we do not consider the release of material nonpublic information in relation to the grant of such awards and do not time such release for the purpose of affecting the value of executive compensation.
Award Timing Method	Capital One does not seek to time equity grants to take advantage of material non-public
information and has never had a practice of doing so. Capital One does not currently grant stock options or similar awards. Accordingly, we do not consider the release of material nonpublic information in relation to the grant of such awards and do not time such release for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Accordingly, we do not consider the release of material nonpublic information in relation to the grant of such awards and do not time such release for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false